Loans (Troubled Debt Restructurings Types Of Modifications) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration	$ 1,890	$ 10,093
SBA held to maturity [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		69
SBA 504 loans [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		1,320
Commercial other [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		985
Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration	1,890	7,719
Interest only [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration	1,890	1,617
Interest only [Member] | Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration	1,890	1,617
Principal only [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		27
Principal only [Member] | SBA held to maturity [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		27
Reduced interest rate [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		590
Reduced interest rate [Member] | Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		590
Interest only with reduced interest [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		6,497
Interest only with reduced interest [Member] | Commercial other [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		985
Interest only with reduced interest [Member] | Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		5,512
Interest only with nominal interest rate [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		42
Interest only with nominal interest rate [Member] | SBA held to maturity [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		42
Previously modified [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		1,320
Previously modified [Member] | SBA 504 loans [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		$ 1,320